FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 30, 2017
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements

        The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 30, 2017:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Trading securities	$22.7	$17.7	$5.0	$–
Derivative assets	3.9	–	3.9	–
Bank drafts	18.4	18.4	–	–
Liabilities
Derivative liabilities	$6.2	$.1	$6.1	$–
Contingent consideration liabilities	45.0	–	–	45.0

        The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 31, 2016:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Trading securities	$18.1	$11.7	$6.4	$–
Derivative assets	5.2	.6	4.6	–
Bank drafts	14.3	14.3	–	–
Liabilities
Derivative liabilities	$7.8	$–	$7.8	$–

        Trading securities include fixed income securities (primarily U.S. government and corporate debt securities) measured at fair value using quoted prices/bids and a money market fund measured at fair value using NAV. As of December 30, 2017, trading securities of $.4 million and $22.3 million were included in "Cash and cash equivalents" and "Other current assets," respectively, in the Consolidated Balance Sheets. As of December 31, 2016, trading securities of $.5 million and $17.6 million were included in "Cash and cash equivalents" and "Other current assets," respectively, in the Consolidated Balance Sheets. Derivatives that are exchange-traded are measured at fair value using quoted market prices and classified within Level 1 of the valuation hierarchy. Derivatives measured based on foreign exchange rate inputs that are readily available in public markets are classified within Level 2 of the valuation hierarchy. Bank drafts (maturities greater than three months) are valued at face value due to their short-term nature and were included in "Other current assets" in the Consolidated Balance Sheets. Contingent consideration liabilities relate to estimated earn-out payments associated with certain of the 2017 Acquisitions. These payments are based on the achievement of certain performance targets in 2017 and 2018 based on the applicable terms of the purchase agreements, and our estimates are based on the expected payments related to these targets under the terms of their respective agreements. We have classified these liabilities as Level 3. As of December 30, 2017, contingent consideration liabilities of approximately $18 million and $27 million were included in "Other accrued liabilities" and "Long-term retirement benefits and other liabilities," respectively, in the Consolidated Balance Sheets.